ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2013
ASSET RETIREMENT OBLIGATIONS
Schedule of movements in asset retirement obligations
	Thousands of Yen
	2012	2013
Balance at beginning of year	¥10,101	¥17,603
Liabilities incurred during the year	7,309	—
Accretion expense	193	271
Balance at end of year	¥17,603	¥17,874